UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2003

Check here if Amendment [ ]; Amendment Number: ________________________

This Amendment (Check only one.):        [ ]  is a restatement.
                                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MUTUAL OF AMERICA LIFE INSURANCE COMPANY
Address: 320 Park Avenue
         New York, NY 10022-6839

Form 13F File Number: 28-1391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Manfred Altstadt

Title: Senior Executive Vice President and Chief Financial Officer

Phone: (212) 224-1543

Signature, Place, and Date of Signing:

/s/  Manfred Altstadt           New York, N. Y.      January 28, 2004[Signature]
---------------------------     ---------------      ---------------------------
                                 [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of  Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number      Name

      28-4274                   Mutual of America Capital Management Corporation
      -------                   ------------------------------------------------

Mutual of America Capital Management Corporation
Form 13F for Quarter Ending December 31, 2003
Name of Reporting Manager: Mutual of America Capital Management Corporation

                              FORM 13F SUMMARY PAGE

Report Summary: Mutual of America Capital Management Corporation

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  1017

Form 13F Information Table Value Total:                  $2,097,428  (thousands)

List of Other Included Managers:                         NONE